Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 115,929	$ 113,846
Interest-bearing deposits with banks	68,829	79,638
Securities
Trading	143,766	139,240
Investment, net of applicable allowance (Note 4)	154,549	145,484
Securities	298,315	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	316,698	307,903
Loans (Note 5)
Retail	525,183	503,598
Wholesale	252,847	218,066
Loans	778,030	721,664
Allowance for loan losses (Note 5)	(3,566)	(4,089)
Loans, net	774,464	717,575
Segregated fund net assets	2,659	2,666
Other
Customers' liability under acceptances	16,529	19,798
Derivatives	156,204	95,541
Premises and equipment	7,225	7,424
Goodwill	10,981	10,854
Other intangibles	4,416	4,471
Other assets	76,323	61,883
Total other assets	271,678	199,971
Total assets	1,848,572	1,706,323
Deposits (Note 7)
Personal	382,881	362,488
Business and government	724,978	696,353
Bank	43,738	41,990
Total deposits	1,151,597	1,100,831
Segregated fund net liabilities	2,659	2,666
Other
Acceptances	16,570	19,873
Obligations related to securities sold short	39,464	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	279,338	262,201
Derivatives	151,541	91,439
Insurance claims and policy benefit liabilities	12,073	12,816
Other liabilities	80,649	70,301
Total other liabilities	579,635	494,471
Subordinated debentures (Note 10)	10,276	9,593
Total liabilities	1,744,167	1,607,561
Equity attributable to shareholders
Retained earnings	75,931	71,795
Other components of equity	3,761	2,533
Total equity attributable to shareholders	104,304	98,667
Non-controlling interests	101	95
Total equity	104,405	98,762
Total liabilities and equity	1,848,572	1,706,323
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)	7,298	6,684
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)	$ 17,314	$ 17,655